Cover Statement	Dec. 31, 2020	May 01, 2020
Document Information [Line Items]
Document Period End Date		May 15, 2020
Entity Registrant Name		Knowles Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36102
Entity Tax Identification Number		90-1002689
Entity Address, Address Line One		1511 Maplewood Drive
Entity Address, City or Town		Itasca
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60143
City Area Code		630
Local Phone Number		250-5100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		KN
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Document Type		8-K
Entity Central Index Key		0001587523
Amendment Flag		false
Current Fiscal Year End Date	--12-31